Fair values (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Fair value of borrowings	10,503	13,316
Book value of borrowings (Note 14)	11,907	13,140

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Assets at fair value:
Derivatives (Note 13)	448	376
Liabilities at fair value:
Derivatives (Note 13)	263	66

Disclosure of fair value measurement of assets
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Assets at fair value:
Derivatives (Note 13)	448	376
Liabilities at fair value:
Derivatives (Note 13)	263	66